Note 9 - Earnings Per Share - Restricted Stock Units (Details) - shares shares in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Restricted Stock Units (RSUs) [Member]
Restricted Stock Awards (in shares)	96.7	12.4